RELATED PARTY TRANSACTIONS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party	$ 510,000	$ 502,000
Tandon Enterprises, Inc. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party	322,000	632,000
SDJ Partners LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party	88,000	88,000
Shareholders/Officers [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party	$ 100,000	$ (218,000)